Non-controlling interests	12 Months Ended
Dec. 31, 2021
Non-controlling interests
Non-controlling interests
39	Non-controlling interests

The following table summarizes the information relating to each subsidiary of the Group that has material non-controlling interests (“NCI”):

										Other
										individually
		Beijing Co-	Luohuang			Yueyang	Shidongkou	Yangliuqing	Shandong	immaterial
	Qinbei Power	generation	Power	Weihai Power	Jinling Power	Power	Power	Co-generation	Power	subsidiaries	Total

NCI percentage	40%	59%	40%	40%	40%	45%	50%	45%	20%
31 December 2021
Non-current assets	7,660,162	5,686,700	3,088,192	3,902,465	3,908,144	4,106,929	2,735,098	2,373,588	57,642,724
Current assets	1,573,974	1,195,667	2,138,766	1,184,868	1,018,851	1,542,688	631,141	756,266	17,980,662
Non-current liabilities	(3,111,321)	(56,954)	(437,677)	(277,371)	(663,888)	(636,817)	(254,041)	(480,591)	(28,806,987)
Current liabilities	(3,823,898)	(1,006,493)	(2,175,136)	(2,926,984)	(2,542,203)	(3,305,250)	(1,687,220)	(1,141,814)	(37,586,347)
Net assets	2,298,917	5,818,920	2,614,145	1,882,978	1,720,904	1,707,550	1,424,978	1,507,449	9,230,052
Carrying amount of NCI	933,483	3,433,194	1,024,640	753,191	688,383	784,242	712,489	677,457	4,178,519	7,324,601	20,510,199

Revenue	4,497,186	5,908,637	4,004,278	3,469,169	3,727,938	4,653,947	2,697,730	1,967,143	31,721,970
Net (loss)/profit	(871,797)	616,965	193,829	(632,680)	(337,884)	(860,087)	(116,599)	(511,712)	(3,174,430)
Total comprehensive (loss)/ income	(871,797)	616,965	193,829	(632,680)	(337,884)	(860,087)	(116,599)	(511,712)	(3,646,414)
(Loss)/profit allocated to NCI	(348,719)	364,009	77,532	(253,072)	(135,154)	(387,039)	(58,300)	(230,270)	(634,886)	(948,796)	(2,554,695)
Other comprehensive loss allocated to NCI	—	—	—	—	—	—	—	—	(94,397)	(169,611)	(264,008)

Cash flows from operating activities	160,762	878,621	(241,500)	(654,374)	(246,035)	(1,346,417)	(68,346)	(550,690)	(1,252,827)
Cash flows from investment activities	(171,726)	(408,692)	25,936	(339,557)	(117,909)	(117,553)	(28,638)	(100,600)	(5,794,380)
Cash flows from financing activities	245,125	(487,176)	246,075	959,606	381,281	1,121,165	77,909	633,699	7,195,987
Net increase/(decrease) in cash and cash equivalents	234,161	(17,247)	30,511	(34,325)	17,337	(342,805)	(19,075)	(17,591)	148,780
Dividends paid to NCI	—	278,013	30,000	99,850	113,803	—	128,120	—	107,686

										Other
										individually
	Qinbei	Beijing	Luohuang	Weihai	Jinling	Yueyang	Shidongkou	Yangliuqing	Shandong	immaterial
	Power	Co-generation	Power	Power	Power	Power	Power	Co-generation	Power	subsidiaries	Total

NCI percentage	40%	59%	40%	40%	40%	45%	50%	45%	20%
31 December 2020
Non-current assets	8,218,373	5,849,233	3,316,087	3,709,929	4,088,251	4,074,135	2,978,015	2,449,103	52,936,475
Current assets	1,334,506	1,125,151	1,241,707	637,757	576,992	1,264,211	418,832	610,494	11,381,268
Non-current liabilities	(1,355,645)	(68,685)	(189,516)	(119,088)	(694,913)	(659,387)	(529,136)	(197,615)	(25,501,838)
Current liabilities	(5,026,519)	(1,232,536)	(1,872,962)	(1,463,315)	(1,627,035)	(2,112,026)	(1,069,893)	(842,820)	(26,380,853)
Net assets	3,170,715	5,673,163	2,495,316	2,765,283	2,343,295	2,566,933	1,797,818	2,019,162	12,435,052
Carrying amount of NCI	1,282,201	3,347,198	977,108	1,106,113	937,340	1,171,281	898,909	907,727	4,596,984	6,545,414	21,770,275

Revenue	4,472,279	5,607,020	2,703,231	2,775,206	3,168,617	3,591,193	2,178,367	1,846,175	26,904,777
Net (loss)/profit	(78,226)	505,190	77,521	83,607	315,837	294,258	355,890	32,950	(4,014,417)
Total comprehensive (loss)/ income	(78,226)	505,190	77,521	83,607	315,837	294,258	355,890	32,950	(4,313,258)
(Loss)/profit allocated to NCI	(31,290)	298,062	31,008	33,443	126,335	132,416	177,945	14,828	(802,883)	252,848	232,712
Other comprehensive loss allocated to NCI	-	—	—	—	—	—	—	—	(59,769)	(132,889)	(192,658)

Cash flows from operating activities	1,302,559	1,037,909	575,857	608,917	706,320	1,151,257	736,958	329,025	7,836,378
Cash flows from investment activities	(234,425)	(421,456)	(137,178)	(61,691)	(100,610)	13,049	(38,695)	(80,191)	(4,652,029)
Cash flows from financing activities	(1,029,306)	(704,705)	(403,026)	(519,433)	(645,027)	(714,838)	(719,372)	(256,335)	(3,179,760)
Net increase/(decrease) in cash and cash equivalents	38,828	(88,252)	35,653	27,793	(39,317)	449,468	(21,109)	(7,501)	4,589
Dividends paid to NCI	—	376,787	40,000	—	95,666	185,661	113,705	—	101,296

39Non-controlling interests (continued)

The following table summarizes the information relating to each subsidiary of the Group that has material non-controlling interests (“NCI”): (continued)

										Other
										individually
	Qinbei	Beijing	Luohuang	Weihai	Jinling	Yueyang	Shidongkou	Yangliuqing	Shandong	immaterial
	Power	Co-generation	Power	Power	Power	Power	Power	Co-generation	Power	subsidiaries	Total

NCI percentage	40%	59%	40%	40%	40%	45%	50%	45%	20%
31 December 2019
Non-current assets	9,086,939	6,264,852	3,649,432	3,981,753	4,432,195	4,320,232	3,255,810	2,421,307	57,881,917
Current assets	1,317,076	852,059	1,134,889	629,370	459,849	1,426,960	465,772	721,617	11,225,955
Non-current liabilities	(2,249,675)	(53,494)	(205,085)	(34,495)	(1,136,398)	(701,135)	(488,350)	(378,478)	(29,027,404)
Current liabilities	(4,905,399)	(1,257,150)	(2,061,440)	(1,894,952)	(1,489,022)	(2,368,204)	(1,563,894)	(778,235)	(23,441,038)
Net assets	3,248,941	5,806,267	2,517,796	2,681,676	2,266,624	2,677,853	1,669,338	1,986,211	16,639,430
Carrying amount of NCI	1,313,492	3,425,774	986,100	1,072,670	906,671	1,220,746	834,669	892,899	5,591,178	5,331,112	21,575,311

Revenue	4,787,221	5,579,382	2,833,807	3,045,352	3,099,014	4,005,328	2,055,168	1,945,841	28,274,364
Net profit/(loss)	30,270	705,311	64,093	193,754	265,457	453,869	216,595	59,733	(430,222)
Total comprehensive income/(loss)	30,270	705,311	64,093	193,754	265,457	453,869	216,595	59,733	(675,666)
Profit/(loss) allocated to NCI	12,108	416,133	25,637	77,502	106,183	204,241	108,298	26,880	(86,044)	(549,078)	341,860
Other comprehensive loss allocated to NCI	—	—	—	—	—	—	—	—	(49,089)	(111,692)	(160,781)

Cash flows from operating activities	667,432	1,623,975	360,226	273,607	821,975	689,723	655,910	171,531	7,066,137
Cash flows from investment activities	(205,703)	(273,374)	(101,279)	(95,699)	(128,541)	(163,584)	(86,427)	(16,465)	(2,787,419)
Cash flows from financing activities	(613,468)	(1,329,614)	(247,546)	(260,953)	(792,266)	(503,852)	(582,452)	(167,846)	(2,673,351)
Net (decrease)/increase in cash and cash equivalents	(166,994)	20,987	11,401	(94,821)	(98,832)	22,287	(12,969)	(12,780)	(414,221)
Dividends paid to NCI	—	625,886	—	124,000	130,566	45,000	65,000	48,585	84,156